COMMITMENTS (Detail) R$ in Thousands	Dec. 31, 2024 BRL (R$)
Natural gas distribution [member]
Disclosure of detailed information about commitments [line items]
Financial commitment in an estimated present value	R$ 45,952,077
Rumo Malha Paulista S.A. [member]
Disclosure of detailed information about commitments [line items]
Estimated investments to be made for sub-concession contracts	R$ 6,100,000
Malha Central S.A. [member]
Disclosure of detailed information about commitments [line items]
Percentage of physical execution	11.34%